Note 18 - Related Party Balances and Transactions	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
1 8 .	RELATED PARTY BALANCES AND TRANSACTIONS

During the period, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

(a)	The Company charged $33,829 ( 2018 - $48,800, 2017 - $6,434 ) to the corporations with director or officer in common for rent, administration, office charges and telecommunications.

(b)
Key management compensation was
$78,000
(
2018
–
$82,500
) and is reflected as consulting fees paid to corporations owned by a director and officers of the Company. At the end of the period, this amount is deferred and included in accrued liability.

(c)
At
March 31, 2019,
the Company had loans payable due to
two
corporations controlled by the officers of the Company in the amount of
$161,612
(
2018
-
$230,000
) bearing interest at
12%
per annum. Interest expense related to these loans is
$1,249
(
2018
-
$4,622
) and included in accrued liability.